Biological assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of biological assets [Line Items]
Balance	$ 3,795,254	$ 3,559,696	$ 3,629,734
Increase due to purchases	1,212,167	964,612	890,634
Sales	(73,409)	(119,297)	(87,230)
Net increase due to births	2,646,192	2,566,464	2,389,731
Production cost	34,656,131	34,919,398	32,424,234
Depreciation	(2,262,245)	(2,136,224)	(2,058,461)
Transfers to inventories	(36,029,556)	(35,982,249)	(33,547,127)
Other	(82,386)	22,854	(81,819)
Balance	3,862,148	3,795,254	3,559,696
Current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	2,073,526	1,942,193	1,961,191
Increase due to purchases	510,403	334,710	291,361
Sales		0	0
Net increase due to births	267,773	274,286	277,621
Production cost	32,894,675	33,189,920	30,892,045
Depreciation		0	0
Transfers to inventories	(33,651,137)	(33,690,071)	(31,435,017)
Other	(52,003)	22,488	(45,008)
Balance	2,043,237	2,073,526	1,942,193
Non-current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,721,728	1,617,503	1,668,543
Increase due to purchases	701,764	629,902	599,273
Sales	(73,409)	(119,297)	(87,230)
Net increase due to births	2,378,419	2,292,178	2,112,110
Production cost	1,761,456	1,729,478	1,532,189
Depreciation	(2,262,245)	(2,136,224)	(2,058,461)
Transfers to inventories	(2,378,419)	(2,292,178)	(2,112,110)
Other	(30,383)	366	(36,811)
Balance	$ 1,818,911	$ 1,721,728	$ 1,617,503